SCHEDULE OF ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Derivative liabilities	$ 937,444	$ 1,146,373	$ 1,950,053
Series C Preferred Stock [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Mezzanine equity			71,809,025
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Derivative liabilities
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | Series C Preferred Stock [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Mezzanine equity
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Derivative liabilities	937,444	1,146,373
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | Series C Preferred Stock [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Mezzanine equity
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Derivative liabilities			3,003,137
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Series C Preferred Stock [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Mezzanine equity	41,170,508	41,170,508	71,809,025
Public Warrants [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Derivative liabilities
Public Warrants [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Derivative liabilities	538,800	658,800
Public Warrants [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Investments held in Trust Account			1,020,000
Private Placement Warrants [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Derivative liabilities
Private Placement Warrants [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Derivative liabilities	398,644	487,573
Private Placement Warrants [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Derivative liabilities			930,053
Earnout Shares [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Derivative liabilities
Earnout Shares [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Derivative liabilities
Earnout Shares [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Derivative liabilities			785,351
Sponsor Earnout Shares [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Derivative liabilities
Sponsor Earnout Shares [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Derivative liabilities
Sponsor Earnout Shares [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Derivative liabilities			$ 267,733